Parent-Only Financial Statements, Balance Sheet (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets
Investment securities	$ 252,007,000,000		$ 235,199,000,000
Total assets	1,527,015,000,000	[1]	1,422,968,000,000	[1]
Liabilities and equity
Short-term borrowings	53,883,000,000		57,175,000,000		49,091,000,000
Accrued expenses and other liabilities	69,949,000,000		76,668,000,000
Long-term debt	152,998,000,000	[2]	127,379,000,000	[2]
Total liabilities	1,356,007,000,000	[3]	1,264,057,000,000	[3]
Stockholders' equity	170,142,000,000		157,554,000,000
Total liabilities and equity	1,527,015,000,000		1,422,968,000,000
Parent Company [Member]
Assets
Investment securities	11,652,000,000		7,268,000,000
Other assets	7,329,000,000		7,880,000,000
Total assets	283,443,000,000		260,103,000,000
Liabilities and equity
Short-term borrowings	5,121,000,000		1,592,000,000
Accrued expenses and other liabilities	7,241,000,000		8,332,000,000
Long-term debt	81,721,000,000		76,233,000,000
Indebtedness to nonbank subsidiaries	19,218,000,000		16,392,000,000
Total liabilities	113,301,000,000		102,549,000,000
Stockholders' equity	170,142,000,000		157,554,000,000
Total liabilities and equity	283,443,000,000		260,103,000,000
Parent Company [Member] | Bank [Member]
Assets
Loans to subsidiaries	7,140,000,000		0
Investments in subsidiaries	154,577,000,000		148,693,000,000
Parent Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	38,504,000,000		41,068,000,000
Investments in subsidiaries	21,852,000,000		19,492,000,000
Parent Company [Member] | Subsidiary Banks [Member]
Assets
Cash and cash equivalents	42,386,000,000		35,697,000,000
Parent Company [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	$ 3,000,000		$ 5,000,000

[1]	Our consolidated assets at December 31, 2013 and December 31, 2012, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $165 million and $260 million; Trading assets, $162 million and $114 million; Investment Securities, $1.4 billion and $2.8 billion; Mortgages held for sale, $38 million and $469 million; Net loans, $6.0 billion and $10.6 billion; Other assets, $347 million and $457 million, and Total assets, $8.1 billion and $14.6 billion, respectively.
[2]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[3]	Our consolidated liabilities at December 31, 2013 and December 31, 2012, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $29 million and $0 million; Accrued expenses and other liabilities, $90 million and $134 million; Long-term debt, $2.3 billion and $3.5 billion; and Total liabilities, $2.4 billion and $3.6 billion, respectively.